Offerings	Aug. 05, 2024 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 112,103,578.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-258573
Carry Forward Initial Effective Date	Aug. 06, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 13,956.90
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), securities with an aggregate offering price of $200,000,000 registered under this prospectus supplement are unsold securities that were previously registered pursuant to the registration statement on Form S-3 filed by DiamondRock Hospitality Company (the "Company") with the Securities and Exchange Commission (the "SEC") on August 6, 2021 (File No. 333-258573) (the "Prior Registration Statement") and were not sold thereunder, including $112,103,578 of unsold shares of common stock originally registered on the Company's registration statement on Form S-3 filed with the SEC on August 8, 2018 (File No. 333-226674) (the "2018 Registration Statement") relating to a prospectus supplement filed pursuant to Rule 424(b)(5) on August 8, 2018. In connection with the registration of such unsold securities on the 2018 Registration Statement, the Company paid registration fees totaling $13,956.90, which were carried forward to the Company's registration statement on Form S-3 filed on August 5, 2024 (Registration Statement No. 333-281236) (the "2024 Registration Statement") to which this prospectus supplement relates, and will be applied to the shares of common stock registered pursuant to this prospectus supplement. Pursuant to Rule 415(a)(6), the offerings of the unsold securities registered under the Prior Registration Statement were deemed terminated as of the date of effectiveness of the 2024 Registration Statement. The securities originally registered under the 2018 Registration Statement were carried forward pursuant to Rule 415(a)(6) from the 2018 Registration Statement to the Prior Registration Statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 87,896,422.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-258573
Carry Forward Initial Effective Date	Aug. 06, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,589.50
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, securities with an aggregate offering price of $200,000,000 registered under this prospectus supplement are unsold securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder, including $87,896,422 of unsold shares of common stock originally registered on the Prior Registration Statement relating to a prospectus supplement filed pursuant to Rule 424(b)(5) on August 6, 2021. In connection with the registration of such unsold securities on the Prior Registration Statement, the Company paid registration fees totaling $9,589.50, which were carried forward to the 2024 Registration Statement to which this prospectus supplement relates, and will be applied to the shares of common stock registered pursuant to this prospectus supplement. Pursuant to Rule 415(a)(6), the offerings of the unsold securities registered under the Prior Registration Statement were deemed terminated as of the date of effectiveness of the 2024 Registration Statement.